Short-Term Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Summary of Estimated Fair Value of Short-Term Investments

The Company invests in investment securities, principally debt instruments of financial institutions and corporations with strong credit ratings. The following represents a summary of the estimated fair value of short-term investments at September 30, 2017 and December 31, 2016 (in thousands):

At September 30, 2017	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Trading securities:
Mutual funds held for nonqualified deferred compensation plan participants		$416	$43	$—	$459

Total		$416	$43	$—	$459

At December 31, 2016	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Available-for-sale investment securities:
Commercial paper	Less than 1	$8,483	$1	$(2)	$8,482
Trading securities:
Mutual funds held for nonqualified deferred compensation plan participants		$354	$26	$(2)	$378

Total		$8,837	$27	$(4)	$8,860

The Company invests in investment securities, principally debt instruments of financial institutions and corporations with strong credit ratings. The following represents a summary of the estimated fair value of short-term investments at December 31, 2016 and 2015 (in thousands):

At December 31, 2016	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Available-for-sale investment securities:
Commercial paper	Less than 1	$8,483	$1	$(2)	$8,482

Trading securities:
Mutual funds held for nonqualified deferred compensation plan participants		$354	$26	$(2)	$378

Total		$8,837	$27	$(4)	$8,860

At December 31, 2015	Maturity (in years)	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Available-for-sale investment securities:
Commercial paper	Less than 1	$21,712	$23	$—	$21,735
US Treasuries	Less than 1	2,035	—	(1)	2,034
Government-sponsored enterprise securities	Less than 1	4,029	—	(2)	4,027

		$27,776	$23	$(3)	$27,796

Trading securities:
Mutual funds held for nonqualified deferred compensation plan participants		$224	$1	$(3)	$222

Total		$28,000	$24	$(6)	$28,018